Additional Financial Information of Parent Company - Schedule I Condensed Statements of Cash Flows (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Share-based compensation				¥ 644,654
Income from equity in subsidiaries and VIEs	¥ 29,886,771	$ 4,209,464	¥ 31,546,640	3,888,959
Changes in operating assets and liabilities:
Other current liabilities	2,653,143	373,687	24,337,515	272,101,301
Net cash provided by (used in) operating activities	5,292,207	745,392	(63,196,994)	(26,107,120)
Cash flows from investing activities:
Proceeds from disposal of Non-Linear			(92,678,833)
Net cash provided by (used in) investing activities	(209,850,110)	(29,556,770)	(87,388,842)	(9,859,492)
Cash flows from financing activities:
Repurchase of shares			(3,174,100)	(4,462,990)
Net cash used in financing activities			(3,174,100)	(4,462,990)
Effect of exchange rate changes	1,304,076	183,675	21,920,756	(4,707,092)
Net decrease in cash and cash equivalents	(203,253,827)	(28,627,703)	(131,839,180)	(45,136,694)
Cash and cash equivalents — beginning of year	480,260,071	36,799,874	601,769,949
Cash and cash equivalents — end of year	261,275,422	36,799,874	480,260,071	601,769,949
Parent Company
Cash flows from operating activities:
Net income (loss)	(23,667,008)	(3,333,428)	19,911,406	(267,861,722)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Share-based compensation				644,654
Income from equity in subsidiaries and VIEs	19,188,381	2,702,627	(24,377,678)	260,487,285
Changes in operating assets and liabilities:
Other current assets	(349,119)	(49,172)	444,811	353,726
Other current liabilities	(699,330)	(98,499)	(294,130)	9,212,858
Net cash provided by (used in) operating activities	(5,527,076)	(778,472)	(4,315,591)	2,836,801
Cash flows from investing activities:
Collection of loan to subsidiaries				79,696
Loan to subdiaries	(8,327,112)	(1,172,849)
Proceeds from disposal of Non-Linear			3,485,129
Net cash provided by (used in) investing activities	(8,327,112)	(1,172,849)	3,485,129	79,696
Cash flows from financing activities:
Repurchase of shares			(3,174,100)	(4,462,990)
Net cash used in financing activities			(3,174,100)	(4,462,990)
Effect of exchange rate changes	24,200	3,408	170,292	(371,727)
Net decrease in cash and cash equivalents	(13,829,988)	(1,947,913)	(3,834,270)	(1,918,220)
Cash and cash equivalents — beginning of year	13,829,761	1,947,881	17,664,031	19,582,251
Cash and cash equivalents — end of year	¥ (227)	$ (32)	¥ 13,829,761	¥ 17,664,031